Cover	Apr. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2022
Entity File Number	000-56364
Entity Registrant Name	Charlotte’s Web Holdings, Inc.
Entity Central Index Key	0001750155
Entity Tax Identification Number	98-1508633
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1801 California Street
Entity Address, Address Line Two	Suite 4800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	617-7303
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false